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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07525

                          Pioneer Mid Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2004 through September 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


                                     PIONEER
                                     -------
                                     MID CAP
                                     GROWTH
                                      FUND

                                     Annual
                                     Report

                                     9/30/05


                                [LOGO] PIONEER
                                       Investments(R)

Table of Contents
--------------------------------------------------------------------------------
Letter to Shareowners                                                          1
Portfolio Summary                                                              2
Prices and Distributions                                                       3
Performance Update                                                             4
Comparing Ongoing Fund Expenses                                                8
Portfolio Management Discussion                                               10
Schedule of Investments                                                       14
Financial Statements                                                          20
Notes to Financial Statements                                                 27
Report of Independent Registered Public Accounting Firm                       34
Trustees, Officers and Service Providers                                      35
The Pioneer Family of Mutual Funds                                            41
Retirement Plans from Pioneer                                                 42

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 9/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
Questions about the economic outlook moved from theoretical to real when Hurricanes Katrina and Rita wreaked devastation on people and property across much of the Gulf Coast. Before the storms struck, the economy had been motoring forward, with strong profit growth and good jobs numbers being reported across a range of sectors. Despite ten straight hikes by the Federal Reserve Board, interest rates were at tolerable levels, and businesses and households were managing to live with rising energy costs. The Fed raised rates again in September, suggesting continued concern that inflationary fires are merely banked, not extinguished. The stimulative effect of massive recovery spending may have been a factor in the Fed's decision. Damage to many Gulf area facilities may also keep oil and gasoline supplies tight and restrain GDP growth for a time. By late in the third quarter, energy prices had backed off peak levels, but remained high enough to prompt worries over their impact on consumers and the economy in general.

Consumers are key to the economy's direction. The national savings rate stands near zero, leaving households with little financial slack to continue absorbing punishing prices at the pump and in their heating and utility bills; confidence understandably sagged after the storms. However, U.S. consumers are notably resilient. If conditions in the job market rebound from storm-induced disruptions, their behavior seems unlikely to change very much.

Barring surprises, the hurricanes have not undercut our favorable expectations for the rest of the year. We believe carefully selected, high-quality stocks and bonds still show potential for solid results even in a slower-growth environment. With that in mind, our global investment experts are well positioned to seek attractive opportunities around the world.

Another Fund Group Joins the Pioneer Family

Pioneer Investment Management recently completed the acquisition of AmSouth Bancorporation's mutual fund management business. This transaction, our fifth in two years, adds seven new funds to our lineup and expands assets under management by over $5 billion. Transactions such as these increase our ability to offer competitively priced products to our shareholders and other investors through the services of their financial advisors.

Please consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Please read the information carefully.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         89.7%
Temporary Cash Investments                                                  8.0%
Depositary Receipts for International Stocks                                2.3%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Health Care                                                                24.8%
Information Technology                                                     24.7%
Consumer Discretionary                                                     24.3%
Industrials                                                                11.3%
Consumer Staples                                                            5.6%
Financials                                                                  5.5%
Energy                                                                      2.0%
Materials                                                                   1.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investment in securities)*

  1. Symantec Corp.                                                         4.27%
  2. IVAX Corp.                                                             3.60
  3. Sandisk Corp.                                                          3.00
  4. Macrovision Corp.                                                      2.85
  5. Avaya Inc.                                                             2.57
  6. Fomento Economico Mexicano SA de CV                                    2.51
  7. Biomet, Inc.                                                           2.44
  8. Reebok International, Ltd.                                             2.39
  9. American Standard Companies, Inc.                                      2.34
 10. The Timberland Co.                                                     2.29

*This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

              9/30/05          9/30/04
              -------          ------
   A          $15.34           $13.69
   B          $13.26           $11.99
   C          $13.72           $12.39

              9/30/05          2/1/05*
              -------          ------
   Y          $15.37           $14.72

Distributions Per Share - 10/1/04 - 9/30/05
--------------------------------------------------------------------------------

                Net
             Investment        Short-Term         Long-Term
 Class         Income        Capital Gains      Capital Gains
-------     ------------    ---------------    --------------
    A            $ -              $ -                $ -
    B            $ -              $ -                $ -
    C            $ -              $ -                $ -
    Y            $ -              $ -                $ -

* Commencement of operations

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund at public offering price, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(as of September 30, 2005)
                               Net Asset    Public Offering
Period                        Value (NAV)     Price (POP)
10 Years                         4.56%           3.95%
5 Years                         -4.62           -5.74
1 Year                          12.05            5.57

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                               Pioneer
                               Mid Cap      Russell Midcap
                             Growth Fund     Growth Index
9/95                             9425             10000
                                10237             11633
9/97                            12423             15082
                                10460             13669
9/99                            12442             18752
                                18654             30073
9/01                            11144             14505
                                 9263             12257
9/03                            12171             17024
                                13141             19352
9/05                            14724             23894

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/05                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(as of September 30, 2005)
                                  If               If
Period                           Held           Redeemed
Life-of-Class
(2/1/96)                         3.65%           3.65%
5 Years                         -5.88           -5.88
1 Year                          10.59            6.59

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                               Pioneer
                               Mid Cap      Russell Midcap
                             Growth Fund     Growth Index
2/96                           10000              10000
                               10765              10810
9/97                           12904              14015
                               10742              12702
9/99                           12634              17427
                               18763              27947
9/01                           11055              13480
                                9049              11390
9/03                           11745              15820
                               12528              17984
9/05                           13855              22205

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins 2/29/96. The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/05                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(as of September 30, 2005)
                                  If              If
Period                           Held          Redeemed
Life-of-Class
(2/1/96)                         3.83%           3.83%
5 Years                         -5.90           -5.90
1 Year                          10.73           10.73

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                               Pioneer
                               Mid Cap      Russell Midcap
                             Growth Fund     Growth Index
2/96                             10000            10000
                                 10795            10810
9/97                             13069            14015
                                 10890            12702
9/99                             12848            17427
                                 19093            27947
9/01                             11252            13480
                                  9199            11390
9/03                             11909            15820
                                 12720            17984
9/05                             14086            22205

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins 2/29/96. The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/05                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(as of September 30, 2005)
                                  If              If
Period                           Held          Redeemed
 10 Years                        4.58%           4.58%
 5 Years                        -4.58           -4.58
 1 Year                         12.27           12.27

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                               Pioneer
                               Mid Cap      Russell Midcap
                             Growth Fund     Growth Index
9/95                             10000            10000
                                 10861            11633
9/97                             13180            15082
                                 11098            13669
9/99                             13200            18752
                                 19791            30073
9/01                             11824            14505
                                  9828            12257
9/03                             12913            17024
                                 13942            19352
9/05                             15653            23894

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception (2/1/05) would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Growth Fund

Based on actual returns from April 1, 2005 through September 30, 2005

Actual Share Class               A              B              C              Y
-----------------------------------------------------------------------------------
Beginning Account Value      $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 4/1/05
(2/1/05 for Class Y)

Ending Account Value         $1,055.88      $1,048.94      $1,050.57      $1,114.16
On 9/30/05

Expenses Paid                $    4.64      $   11.04      $   10.49      $    2.70
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 2.15%, 2.04% and 0.51%, for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), 59/365 for Class Y.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from April 1, 2005 through September 30, 2005

Share Class                           A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account Value           $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 4/1/05
(2/1/05 for Class Y)

Ending Account Value              $1,020.56      $1,014.29      $1,014.84      $1,022.51
On 9/30/05

Expenses Paid During Period*      $    4.56      $   10.86      $   10.30      $    2.59

 * Expenses are equal to the Fund's annualized expense ratio of 0.90%, 2.15%, 2.04% and 0.51%, for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), 59/365 for Class Y.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/05
--------------------------------------------------------------------------------

Mid-cap growth stocks, represented by the Russell Midcap Growth Index, delivered strong results over the past year, outdistancing large-cap growth issues as measured by the performance of the Russell 1000 Growth Index. In the pages that follow, co-managers Christopher M. Galizio and Stephen A. Balter describe the market background and the factors that affected performance during the Fund's fiscal year.

Q:  Please describe market conditions and how they affected mid-cap stocks.

A: Rising energy costs have added to the list of investor worries that was already headed by the steady climb in short-term interest rates. Energy prices rose steadily through much of the year, then spiked higher with the two hurricanes that ravaged the Gulf Coast's critical oil facilities. On the economic side, corporate earnings continue to grow. But after expanding rapidly in last year's fourth quarter, profit increases have begun to decelerate as upticks in the cost of oil and other essential materials constrict margins.

Q:  How did the Fund perform against that background?

A: Pioneer Mid Cap Growth Fund's Class A shares had a total return of 12.05%, at net asset value, for the 12 months ended September 30, 2005. The Russell Midcap Growth Index, the Fund's benchmark, had a return of 23.47% for the same period. During the period, the average return of the funds in Lipper's Mid Cap Growth category was 20.63%.

    Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted. The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  Which of your investment decisions most affected results?

A: With energy companies significantly outperforming the market as a whole, the Fund's underweighted position in the energy sector accounted for more than half of the year's underperformance relative to the benchmark. We opted to limit exposure to oil and gas companies because, in our view, they were - and are - priced to reflect years of continuing, exceptional profits. But we think market

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    forces will come into equilibrium before too long as high prices drive down demand and that more normal profit levels will result. Initiatives aimed at increasing refining capacity and supply have already begun.

Q:  Which stocks or sectors contributed favorably over the period?

A: News of a proposed buyout by Adidas sent Reebok's shares sharply higher, while Israel-based Teva Pharmaceutical's pending acquisition of Fund holding Ivax could create one of the world's largest generic drug manufacturers. Also in healthcare, shares of biotech specialist Cubist Pharmaceuticals moved up in expectation of blockbuster sales for its Cubicin formulation, a potential first line of defense against dangerous hospital-borne, bacterial infections. Endo Pharmaceuticals also rose after receiving approval to market a generic version of Oxycontin, a major opiate-based painkiller. We trimmed our stake in Endo as its valuation expanded beyond our established criteria.

    High valuations also allowed us to take profits in Phelps Dodge and to cut exposure to Freeport McMoRan; shares of both companies have moved higher with waves of demand from China for copper.

    In technology, Sandisk has enjoyed firm pricing for its flash memory chips as demand for photo-capable cell phones expands; we pared back exposure as the price moved up. Among consumer stocks, Femsa Cerveza, a Mexican brewer and Latin America's largest beverage company, saw export sales increase after appointing Heineken as its U.S. distributor.

Q:  Which stocks or sectors detracted from Fund performance?

A: Our underweight commitment to housing companies held back returns. We saw weakening in this hot sector as inevitable, but were premature in that judgment. Telecom equipment maker Avaya struggled as it worked to move away from traditional switching and phone equipment in favor of more advanced systems, including Internet Protocols. We added to holdings when shares fell, and the company now appears to have turned the corner. Slowing DVD sales hurt results at Macrovision, which earns royalties from its copy-protection system. However, sales are growing for Macrovision's technology that lets software makers protect licensing and combat unauthorized use. The Fund's small holdings in Doral Financial, a mortgage lender in Puerto Rico, dropped sharply

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/05                              (continued)
--------------------------------------------------------------------------------

    early in the year after disclosure of severe securities losses that undermined the bank's balance sheet. And Parr Pharmaceuticals fell as approvals of new products fell well short of expectations.

Q:  What is your outlook for the economy and for mid-cap stocks?

A: In general, mid-cap companies tend to be less vulnerable to shifts in the economic picture. Mid-sized firms are often focused sharply on a relatively few business targets, compared to large caps whose broad reach exposes them more directly to macroeconomic influences. That said, we are approaching the next several months cautiously. High energy prices could further slow the economic expansion and put added pressure on corporate profits. Companies may be inclined to pass on added costs to customers, triggering inflationary forces and possibly higher interest rates. In addition, with savings rates already at the lowest levels in years, consumer spending is likely to contract as punishing heating bills and costly fill-ups snatch disposable income from the nation's wallets. Reflecting those concerns, we are avoiding retailing and other areas dependent on consumers, as well as sectors whose fortunes are tied to continued economic expansion. Instead, we are emphasizing industries that show secular growth potential regardless of the state of the economy and companies that meet our established selection criteria. In technology, for example, we are downplaying the highly cyclical semiconductor industry in favor of software, an area whose profit margins are less vulnerable to economic swings. We are also finding attractive potential in healthcare, where growth is underpinned by long-term demographic trends.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting those industries and sectors. Investing in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05
--------------------------------------------------------------------------------

   Shares                                                                  Value
              COMMON STOCKS - 100.0%
              Energy - 2.0%
              Oil & Gas Drilling - 2.0%
  329,000     Smith International, Inc.*                            $ 10,958,990
                                                                    ------------
              Total Energy                                          $ 10,958,990
                                                                    ------------
              Materials - 1.8%
              Diversified Metals & Mining - 1.8%
  202,300     Freeport-McMoRan Copper & Gold, Inc. (Class B)        $  9,829,757
                                                                    ------------
              Total Materials                                       $  9,829,757
                                                                    ------------
              Capital Goods - 8.6%
              Aerospace & Defense - 1.8%
  121,200     L-3 Communications Holdings, Inc.                     $  9,583,284
                                                                    ------------
              Building Products - 2.3%
  274,500     American Standard Companies, Inc.                     $ 12,777,975
                                                                    ------------
              Construction & Farm Machinery &
              Heavy Trucks - 1.5%
  133,000     Deere & Co.                                           $  8,139,600
                                                                    ------------
              Industrial Machinery - 3.0%
  126,900     Dover Corp.                                           $  5,176,251
  100,600     ITT Industries, Inc.                                    11,428,160
                                                                    ------------
                                                                    $ 16,604,411
                                                                    ------------
              Total Capital Goods                                   $ 47,105,270
                                                                    ------------
              Commercial Services & Supplies - 2.7%
              Diversified Commercial Services - 2.7%
  257,667     Expedia, Inc.*(b)                                     $  5,104,383
  143,300     The Dun & Bradstreet Corp.*                              9,439,171
                                                                    ------------
                                                                    $ 14,543,554
                                                                    ------------
              Total Commercial Services & Supplies                  $ 14,543,554
                                                                    ------------
              Consumer Durables & Apparel - 7.8%
              Apparel, Accessories & Luxury Goods - 3.1%
  357,500     Fossil, Inc.*                                         $  6,502,925
  273,300     Liz Claiborne, Inc.                                     10,746,156
                                                                    ------------
                                                                    $ 17,249,081
                                                                    ------------


14  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
              Footwear - 4.7%
 230,600      Reebok International, Ltd.                            $ 13,045,042
 369,900      The Timberland Co.*                                     12,495,222
                                                                    ------------
                                                                    $ 25,540,264
                                                                    ------------
              Total Consumer Durables & Apparel                     $ 42,789,345
                                                                    ------------
              Consumer Services - 5.6%
              Casinos & Gaming - 1.6%
 318,200      International Game Technology                         $  8,591,400
                                                                    ------------
              Education Services - 1.1%
 166,400      Career Education Corp.*(b)                            $  5,917,184
                                                                    ------------
              Restaurants - 1.8%
 187,900      Rare Hospitality International, Inc.*                 $  4,829,030
 227,100      Ruby Tuesday, Inc. (b)                                   4,941,696
                                                                    ------------
                                                                    $  9,770,726
                                                                    ------------
              Specialized Consumer Services - 1.1%
 264,000      H & R Block, Inc.                                     $  6,330,720
                                                                    ------------
              Total Consumer Services                               $ 30,610,030
                                                                    ------------
              Media - 1.2%
              Advertising - 1.2%
  80,100      Omnicom Group                                         $  6,698,763
                                                                    ------------
              Total Media                                           $  6,698,763
                                                                    ------------
              Retailing - 9.7%
              Apparel Retail - 6.8%
 366,500      Aeropostale, Inc.*                                    $  7,788,125
 271,800      American Eagle Outfitters, Inc.                          6,395,454
 117,800      Columbia Sportswear Co.*(b)                              5,465,920
 207,600      Pacific Sunwear of California, Inc.*                     4,450,944
 248,122      Ross Stores, Inc.                                        5,880,491
 362,400      TJX Companies, Inc.                                      7,421,952
                                                                    ------------
                                                                    $ 37,402,886
                                                                    ------------
              Internet Retail - 1.2%
 257,667      IAC/InterActive Corp.*(b)                             $  6,531,858
                                                                    ------------


  The accompanying notes are an integral part of these financial statements.  15

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05                                      (continued)
--------------------------------------------------------------------------------

  Shares                                                                   Value
              Specialty Stores - 1.7%
 378,700      Claire's Stores, Inc.                                 $  9,138,031
                                                                    ------------
              Total Retailing                                       $ 53,072,775
                                                                    ------------
              Food, Beverage & Tobacco - 3.3%
              Soft Drinks - 3.3%
 229,100      Cott Corp.*(b)                                        $  4,055,070
 196,300      Fomento Economico Mexicano SA de CV                     13,725,296
                                                                    ------------
                                                                    $ 17,780,366
                                                                    ------------
              Total Food, Beverage & Tobacco                        $ 17,780,366
                                                                    ------------
              Household & Personal Products - 2.3%
              Personal Products - 2.3%
 153,000      Alberto-Culver Co. (Class B)                          $  6,846,750
 170,300      Estee Lauder Co.                                         5,931,549
                                                                    ------------
                                                                    $ 12,778,299
                                                                    ------------
              Total Household & Personal Products                   $ 12,778,299
                                                                    ------------
              Health Care Equipment & Services - 12.9%
              Health Care Equipment - 5.9%
 384,100      Biomet, Inc.                                          $ 13,332,111
 244,900      Boston Scientific Corp.*                                 5,723,313
 211,400      Respironics, Inc.*                                       8,916,852
 101,200      Waters Corp.*                                            4,209,920
                                                                    ------------
                                                                    $ 32,182,196
                                                                    ------------
              Health Care Services - 2.7%
 122,000      Quest Diagnostics, Inc.                               $  6,165,880
 190,900      DaVita, Inc.*                                            8,794,763
                                                                    ------------
                                                                    $ 14,960,643
                                                                    ------------
              Health Care Supplies - 2.5%
  89,200      Cooper Companies, Inc.                                $  6,833,612
 149,400      Charles River Laboratories International, Inc.*          6,516,828
                                                                    ------------
                                                                    $ 13,350,440
                                                                    ------------
              Managed Health Care - 1.8%
 116,400      Coventry Health Care, Inc.*                           $ 10,012,728
                                                                    ------------
              Total Health Care Equipment & Services                $ 70,506,007
                                                                    ------------

16   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
              Pharmaceuticals & Biotechnology - 11.9%

              Biotechnology - 4.9%
  160,900     Biogen Idec, Inc.*                                    $  6,352,332
  366,100     Connetics Corp.*(b)                                      6,190,751
  389,300     Cubist Pharmaceuticals, Inc.*                            8,385,522
  113,000     Gilead Sciences, Inc.*                                   5,509,880
                                                                    ------------
                                                                    $ 26,438,485
                                                                    ------------
              Pharmaceuticals - 7.0%
  252,400     Endo Pharmaceuticals Holdings, Inc.*                  $  6,731,508
  746,537     IVAX Corp.*                                             19,678,715
  450,183     Par Pharmaceutical Co., Inc.*(b)                        11,983,871
                                                                    ------------
                                                                    $ 38,394,094
                                                                    ------------
              Total Pharmaceuticals & Biotechnology                 $ 64,832,579
                                                                    ------------
              Banks - 2.8%
              Diversified Banks - 0.4%
  175,100     Doral Financial Corp. (b)                             $  2,288,557
                                                                    ------------
              Thrifts & Mortgage Finance - 2.4%
  264,100     Sovereign Bancorp, Inc.                               $  5,820,764
  178,000     The PMI Group, Inc.                                      7,096,860
                                                                    ------------
                                                                    $ 12,917,624
                                                                    ------------
              Total Banks                                           $ 15,206,181
                                                                    ------------
              Diversified Financials - 1.1%
              Consumer Finance - 1.1%
  339,700     Providian Financial Corp.*                            $  6,005,896
                                                                    ------------
              Total Diversified Financials                          $  6,005,896
                                                                    ------------
              Insurance - 1.6%
              Insurance Brokers - 0.7%
  118,200     Aon Corp.*                                            $  3,791,856
                                                                    ------------
              Property & Casualty Insurance - 0.9%
  171,200     Axis Capital Holdings, Ltd.                           $  4,880,912
                                                                    ------------
              Total Insurance                                       $  8,672,768
                                                                    ------------

  The accompanying notes are an integral part of these financial statements.  17

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05                                      (continued)
--------------------------------------------------------------------------------

   Shares                                                                  Value
              Software & Services - 10.8%

              Application Software - 1.3%
  184,600     Cognos, Inc.*                                         $  7,186,478
                                                                    ------------
              Data Processing & Outsourced Services - 1.5%
  294,900     Hewitt Associates, Inc.*(b)                           $  8,044,872
                                                                    ------------
              Internet Software & Services - 0.9%
  200,200     WebEx Communications, Inc.*(b)                        $  4,906,902
                                                                    ------------
              Systems Software - 7.1%
  816,800     Macrovision Corp.*                                    $ 15,600,880
1,028,844     Symantec Corp.*                                         23,313,605
                                                                    ------------
                                                                    $ 38,914,485
                                                                    ------------
              Total Software & Services                             $ 59,052,737
                                                                    ------------
              Technology Hardware & Equipment - 10.7%
              Communications Equipment - 4.2%
1,365,900     Avaya, Inc.*                                          $ 14,068,770
  286,100     Plantronics, Inc.                                        8,814,741
                                                                    ------------
                                                                    $ 22,883,511
                                                                    ------------
              Computer Hardware - 0.8%
  133,000     Diebold, Inc.                                         $  4,583,180
                                                                    ------------
              Computer Storage & Peripherals - 5.7%
  136,500     Lexmark International Group, Inc.*                    $  8,333,325
  160,200     Logitech International SA (A.D.R.)*(b)                   6,528,150
  340,200     Sandisk Corp.*                                          16,414,650
                                                                    ------------
                                                                    $ 31,276,125
                                                                    ------------
              Total Technology Hardware & Equipment                 $ 58,742,816
                                                                    ------------
              Semiconductors - 3.2%
              Semiconductors - 3.2%
  258,300     Linear Technology Corp.                               $  9,709,497
  252,000     Microchip Technology                                     7,590,241
                                                                    ------------
                                                                    $ 17,299,738
                                                                    ------------
              Total Semiconductors                                  $ 17,299,738
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $505,645,661)                                   $546,485,871
                                                                    ------------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                                 Value
               TEMPORARY CASH INVESTMENT - 8.7%
47,769,793     Securities Lending Investment Fund, 3.76%            $ 47,769,793
                                                                    ------------
               TOTAL TEMPORARY CASH INVESTMENT
               (Cost $47,769,793)                                   $ 47,769,793
                                                                    ------------
               TOTAL INVESTMENTS IN SECURITIES - 108.7%
               (Cost $553,415,454) (a)                              $594,255,664
                                                                    ------------
               OTHER ASSETS AND LIABILITIES - (8.7)%)               $(47,765,680)
                                                                    ------------
               TOTAL NET ASSETS - 100.0%                            $546,489,984
                                                                    ============

*        Non-Income producing security

(A.D.R.) American Depositary Receipt

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $554,112,940 was as follows:

             Aggregate gross unrealized gain for all investments
              in which there is an excess of value over tax cost     $78,432,512
                                                                     -----------
             Aggregate gross unrealized loss for all investments
             in which there is an excess of tax cost over value      (38,289,788)
                                                                     -----------
             Net unrealized gain                                     $40,142,724
                                                                     ===========

(b)      At September 30, 2005, the following securities were out on loan:

        Shares     Security                                         Market Value
       157,305     Career Education Corp.*                           $ 5,593,766
       109,978     Columbia Sportswear Co.*                            5,102,979
         1,200     Connetics Corp.*                                       20,292
       217,460     Cott Corp.*                                         3,849,042
       166,300     Doral Financial Corp.                               2,173,541
       158,172     Expedia, Inc.*                                      3,133,387
        35,600     Hewitt Associates, Inc.*                              971,168
       235,020     IAC/InterActive Corp.*                              5,957,757
       118,000     Logitech International SA (A.D.R.)*                 4,808,500
       373,000     Par Pharmaceutical Co., Inc.*                       9,929,260
       214,793     Ruby Tuesday, Inc.                                  4,673,896
           300     WebEx Communications, Inc.*                             7,353
                                                                     -----------
                   Total                                             $46,220,941
                                                                     ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended September 30, 2005 aggregated $635,162,326 and $694,287,454, respectively.


  The accompanying notes are an integral part of these financial statements.  19

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/05
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $46,220,941) (cost $553,415,454)                          $594,255,664
  Receivables -
    Investment securities sold                                   8,956,602
    Fund shares sold                                               688,841
    Dividends, interest and foreign taxes withheld                 210,307
  Other                                                             15,431
                                                              ------------
     Total assets                                             $604,126,845
                                                              ------------
LIABILITIES:
  Payables -
    Investment securities purchased                           $  8,226,709
    Fund shares repurchased                                        982,122
    Upon return of securities loaned                            47,769,793
  Due to bank                                                      432,320
  Due to affiliates                                                138,881
  Accrued expenses                                                  87,036
                                                              ------------
     Total liabilities                                        $ 57,636,861
                                                              ------------
NET ASSETS:
  Paid-in capital                                             $495,772,455
  Accumulated net realized gain on investments                   9,877,319
  Net unrealized gain on investments                            40,840,210
                                                              ------------
     Total net assets                                         $546,489,984
                                                              ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $503,682,659/32,835,246 shares)           $      15.34
                                                              ============
  Class B (based on $26,132,281/1,970,968 shares)             $      13.26
                                                              ============
  Class C (based on $11,532,166/840,266 shares)               $      13.72
                                                              ============
  Class Y (based on $5,142,878/334,564 shares)                $      15.37
                                                              ============
MAXIMUM OFFERING PRICE:
  Class A ($15.34 [divided by] 94.25%)                        $      16.28
                                                              ============


20   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 9/30/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $14,986)     $4,086,861
  Interest                                                    102,221
  Income from securities loaned, net                           28,159
                                                           ----------
     Total investment income                                                 $  4,217,241
                                                                             -------------
EXPENSES:
  Management fees
    Basic Fee                                              $3,483,848
    Performance Adjustment                                 (1,087,049)
  Transfer agent fees and expenses
    Class A                                                   959,153
    Class B                                                   185,223
    Class C                                                    66,594
    Class Y                                                        33
  Distribution fees
    Class A                                                 1,111,457
    Class B                                                   277,389
    Class C                                                   121,069
  Administrative reimbursements                               118,095
  Custodian fees                                               32,786
  Registration fees                                            81,587
  Professional fees                                            53,541
  Printing expense                                             54,669
  Fees and expenses of nonaffiliated trustees                  15,342
  Miscellaneous                                                24,855
                                                           ----------
     Total expenses                                                          $  5,498,592
                                                                             -------------
     Less fees paid indirectly                                                    (21,346)
                                                                             -------------
     Net expenses                                                            $  5,477,246
                                                                             -------------
       Net investment loss                                                   $ (1,260,005)
                                                                             -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Net realized gain on investments                                           $102,418,309
  Change in net unrealized loss on investments                                (38,193,212)
                                                                             -------------
    Net gain on investments                                                  $ 64,225,097
                                                                             -------------
    Net increase in net assets resulting from operations                     $ 62,965,092
                                                                             =============


The accompanying notes are an integral part of these financial statements.   21

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 9/30/05 and 9/30/04

                                                               Year Ended          Year Ended
                                                                 9/30/05             9/30/04
FROM OPERATIONS:
Net investment loss                                          $   (1,260,005)     $   (3,301,176)
Net realized gain on investments                                102,418,309          64,684,826
Change in net unrealized loss on investments                    (38,193,212)        (16,245,791)
                                                             --------------      --------------
    Net increase in net assets resulting
     from operations                                         $   62,965,092      $   45,137,859
                                                             --------------      --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $   35,183,354      $   49,529,921
Cost of shares repurchased                                     (110,244,258)       (107,897,229)
                                                             --------------      --------------
    Net decrease in net assets resulting from
     fund share transactions                                 $  (75,060,904)     $  (58,367,308)
                                                             --------------      --------------
    Net decrease in net assets                               $  (12,095,812)     $  (13,229,449)
                                                             --------------      --------------
NET ASSETS:
Beginning of year                                            $  558,585,796      $  571,815,245
                                                             --------------      --------------
End of year (including undistributed net investment
  income of $0 and $0, respectively)                         $  546,489,984      $  558,585,796
                                                             ==============      ==============

                            '05 Shares         '05 Amount        '04 Shares         '04 Amount
CLASS A
Shares sold                  1,487,206        $ 21,875,007        2,276,275        $ 31,970,813
Less shares repurchased     (6,399,310)        (94,028,381)      (5,718,483)        (79,526,709)
                            ----------        ------------       ----------        ------------
    Net decrease            (4,912,104)       $(72,153,374)      (3,442,208)       $(47,555,896)
                            ==========        ============       ==========        ============
CLASS B
Shares sold                    346,432        $  4,413,363          882,761        $ 10,847,251
Less shares repurchased       (815,739)        (10,388,568)      (1,235,544)        (15,123,819)
                            ----------        ------------       ----------        ------------
    Net decrease              (469,307)       $ (5,975,205)        (352,783)       $ (4,276,568)
                            ==========        ============       ==========        ============
CLASS C
Shares sold                    268,165        $  3,535,986          528,037        $  6,711,857
Less shares repurchased       (428,694)         (5,651,238)      (1,092,632)        (13,246,701)
                            ----------        ------------       ----------        ------------
    Net decrease              (160,529)       $ (2,115,252)        (564,595)       $ (6,534,844)
                            ==========        ============       ==========        ============
CLASS Y (a)
Shares sold                    346,059        $  5,358,998
Less shares repurchased        (11,495)           (176,071)
                            ----------        ------------
    Net increase               334,564        $  5,182,927
                            ==========        ============

(a) Class Y shares were first publicly offered February 1, 2005.


22   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
                                                             9/30/05       9/30/04       9/30/03       9/30/02      9/30/01
CLASS A
Net asset value, beginning of period                         $ 13.69       $ 12.68       $  9.65      $  11.61      $  23.15
                                                             -------       -------       -------      --------      --------
Increase (decrease) from investment operations:
 Net investment loss                                         $ (0.02)      $ (0.06)      $ (0.05)     $  (0.06)     $  (0.03)
 Net realized and unrealized gain (loss) on investments         1.67          1.07          3.08         (1.90)        (8.39)
                                                             -------       -------       -------      --------      --------
   Net increase (decrease) from investment operations        $  1.65       $  1.01       $  3.03      $  (1.96)     $  (8.42)
Distributions to shareowners:
 Net realized gain                                                 -             -             -             -         (3.12)
                                                             -------       -------       -------      --------      --------
Net increase (decrease) in net asset value                   $  1.65       $  1.01       $  3.03      $  (1.96)     $ (11.54)
                                                             -------       -------       -------      --------      --------
Net asset value, end of period                               $ 15.34       $ 13.69       $ 12.68      $   9.65      $  11.61
                                                             =======       =======       =======      ========      ========
Total return*                                                  12.05%         7.97%        31.40%       (16.88)%      (40.26)%
Ratio of net expenses to average net assets+                    0.90%         0.90%         0.97%         0.94%         0.87%
Ratio of net investment loss to average net assets+            (0.14)%       (0.44)%       (0.46)%       (0.45)%       (0.23)%
Portfolio turnover rate                                          115%           98%           52%           48%           65%
Net assets, end of period (in thousands)                     $503,683      $516,935      $522,269     $424,613      $569,070
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   0.90%         0.90%         0.96%         0.93%         0.85%
 Net investment loss                                           (0.14)%       (0.44)%       (0.45)%       (0.44)%       (0.21)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  23

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                            9/30/05      9/30/04      9/30/03      9/30/02      9/30/01
CLASS B
Net asset value, beginning of period                        $ 11.99      $ 11.24      $  8.66      $ 10.58      $ 21.68
                                                            -------      -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                        $ (0.20)     $ (0.24)     $ (0.16)     $ (0.25)     $ (0.22)
 Net realized and unrealized gain (loss) on investments        1.47         0.99         2.74        (1.67)       (7.76)
                                                            -------      -------      -------      -------      -------
   Net increase (decrease) from investment operations       $  1.27      $  0.75      $  2.58      $ (1.92)     $ (7.98)
Distributions to shareowners:
 Net realized gain                                                -            -            -            -        (3.12)
                                                            -------      -------      -------      -------      -------
Net increase (decrease) in net asset value                  $  1.27      $  0.75      $  2.58      $ (1.92)     $(11.10)
                                                            -------      -------      -------      -------      -------
Net asset value, end of period                              $ 13.26      $ 11.99      $ 11.24      $  8.66      $ 10.58
                                                            =======      =======      =======      =======      =======
Total return*                                                 10.59%        6.67%       29.79%      (18.15)%     (41.08)%
Ratio of net expenses to average net assets+                   2.16%        2.18%        2.30%        2.31%        2.01%
Ratio of net investment loss to average net assets+           (1.41)%      (1.72)%      (1.79)%      (1.83)%      (1.35)%
Portfolio turnover rate                                         115%          98%          52%          48%          65%
Net assets, end of period (in thousands)                    $26,132      $29,247      $31,392      $20,970      $30,143
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  2.15%        2.17%        2.29%        2.29%        1.99%
 Net investment loss                                          (1.40)%      (1.71)%      (1.78)%      (1.81)%      (1.33)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.


24  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                            9/30/05      9/30/04      9/30/03      9/30/02      9/30/01
CLASS C
Net asset value, beginning of period                        $ 12.39      $ 11.60      $  8.96      $ 10.96      $ 22.32
                                                            -------      -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                        $ (0.18)     $ (0.29)     $ (0.10)     $ (0.16)     $ (0.22)
 Net realized and unrealized gain (loss) on investments        1.51         1.08         2.74        (1.84)       (8.02)
                                                            -------      -------      -------      -------      -------
   Net increase (decrease) from investment operations       $  1.33      $  0.79      $  2.64      $ (2.00)     $ (8.24)
Distributions to shareowners:
 Net realized gain                                                -            -            -            -        (3.12)
                                                            -------      -------      -------      -------      -------
Net increase (decrease) in net asset value                  $  1.33      $  0.79      $  2.64      $ (2.00)     $(11.36)
                                                            -------      -------      -------      -------      -------
Net asset value, end of period                              $ 13.72      $ 12.39      $ 11.60      $  8.96      $ 10.96
                                                            =======      =======      =======      =======      =======
Total return*                                                 10.73%        6.81%       29.46%      (18.25)%     (41.07)%
Ratio of net expenses to average net assets+                   2.05%        1.95%        2.26%        2.56%        2.18%
Ratio of net investment loss to average net assets+           (1.29)%      (1.48)%      (1.75)%      (2.08)%      (1.53)%
Portfolio turnover rate                                         115%          98%          52%          48%          65%
Net assets, end of period (in thousands)                    $11,532      $12,405      $18,155      $ 7,762      $ 5,641
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  2.04%        1.95%        2.25%        2.50%        2.13%
 Net investment loss                                          (1.28)%      (1.48)%      (1.74)%      (2.02)%      (1.48)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  25

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            For the
                                                          Period from
                                                             2/1/05
                                                        (Commencement of
                                                          Operations)
                                                           to 9/30/05
CLASS Y
Net asset value, beginning of period                        $  14.72
                                                            --------
Increase from investment operations:
  Net investment income                                     $   0.01
  Net realized and unrealized gain on investments               0.64
                                                            --------
     Net increase from investment operations                $   0.65
                                                            --------
Net increase in net asset value                             $   0.65
                                                            --------
Net asset value, end of period                              $  15.37
                                                            ========
Total return*                                                   4.42%++
Ratio of net expenses to average net assets+                    0.51%**
Ratio of net investment gain to average net assets+             0.28%**
Portfolio turnover rate                                          115%++
Net assets, end of period (in thousands)                    $  5,143
Ratios with reduction for fees paid indirectly:
  Net expenses                                                  0.51%**
  Net investment gain                                           0.28%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.
++ Not Annualized


26  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Mid Cap Growth Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital growth.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Class Y shares were first publicly offered on February 1, 2005. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05                                (continued)
--------------------------------------------------------------------------------

    NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At September 30, 2005 there were no securities fair valued. Cash equivalent securities are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investment.

C. Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    for futures contracts ("variation margin") are received or paid by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses, respectively. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks, which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

    At September 30, 2005, there were no open futures contracts.

D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

    There were no distributions paid during the years ended September 30, 2005 and 2004.

    The following shows the components of distributable earnings on a federal income tax basis at September 30, 2005.

--------------------------------------------------------------------------------
                                                                        2005
--------------------------------------------------------------------------------
 Accumulated long-term gain                                          $10,574,805
 Unrealized appreciation                                              40,142,724
                                                                     -----------
 Total                                                               $50,717,529
                                                                     ===========
--------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05                                (continued)
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

    At September 30, 2005, the Fund has reclassified $1,260,005 to increase undistributed net income and $1,260,005 to decrease paid-in capital to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., Inc. (UniCredito Italiano), earned $46,405 in underwriting commissions on the sale of Class A shares during the year ended September 30, 2005.

F.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
    Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

G.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

H.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.625% of the Fund's average daily net assets. The basic fee is subject to a performance adjustment (limited to a maximum of -0.20% applied to average assets during the measurement period) based on the Fund's investment performance as compared with the Russell Midcap Growth Index over a rolling 36-month period. In addition, the fee is further limited on an annual basis to a maximum annualized rate adjustment of -0.10% (a "ceiling" and a "floor") applied to average assets during the current month. Effective August 1, 2004 PIM commenced a voluntary waiver of the minimum fee provision (the "floor"), but may reimpose it in the future. Pursuant to a shareowner vote on April 17, 2003 the benchmark was changed from the Standard & Poor's (S&P) MidCap 400 Index effective May 1,

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05                                (continued)
--------------------------------------------------------------------------------

2003; however the S&P MidCap 400 Index will be used for monthly periods prior to May 1, 2003 until it is eventually phased out. For the year ended September 30, 2005, the aggregate performance adjustment resulted in a reduction to the basic fee of $1,087,049. For the year ended September 30, 2005, the management fee was equivalent to a rate of 0.43% of average daily net assets.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 2005, $5,336 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $129,549 in transfer agent fees payable to PIMSS at September 30, 2005.

4. Distribution Plan

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $3,996 in distribution fees payable to PFD at September 30, 2005.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended September 30, 2005, CDSCs in the amount of $61,817 were paid to PFD.

5. Commission Recapture and Expense Offset Arrangements

The Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. As of September 30, 2005, expenses have not been reduced by this agreement. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended September 30, 2005, the Fund's expenses were reduced by $21,346 under such arrangements.

6. Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended September 30, 2005, the Fund had no borrowings under this agreement.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareowners of Pioneer Mid Cap Growth Fund:

We have audited the statement of assets and liabilities, including the schedule of investments, of Pioneer Mid Cap Growth Fund (the "Fund") as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 2001 were audited by other auditors who have ceased operations and whose report, dated November 5, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers and by other appropriate auditing procedures where replies form brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Mid Cap Growth Fund at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young

Boston, Massachusetts
November 14, 2005

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees may serve as a trustee of each of the 88 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                    Positions Held     Length of Service      Principal Occupation                        Other Directorships
Name and Age        With the Fund      and Term of Office     During Past Five Years                      Held by this Trustee
John F. Cogan, Jr   Chairman of the    Trustee since 1982.    Deputy Chairman and a Director of           Chairman and Director of
 (79)*              Board,             Serves until           Pioneer Global Asset Management S.p.A.      ICI Mutual Insurance
                    Trustee and        successor trustee      ("PGAM"); Non-Executive Chairman and a      Company; Director
                    President          is elected or earlier  Director of Pioneer Investment              of Harbor Global
                                       retirement or          Management USA Inc. ("PIM-USA");            Company, Ltd.
                                       removal                Chairman and a Director of Pioneer;
                                                              Director of Pioneer Alternative
                                                              Investment Management Limited (Dublin);
                                                              President and a Director of Pioneer
                                                              Alternative Investment Management
                                                              (Bermuda) Limited and affiliated funds;
                                                              President and Director of Pioneer Funds
                                                              Distributor, Inc. ("PFD"); President of
                                                              all of the Pioneer Funds; and Of Counsel
                                                              (since 2000, partner prior to 2000),
                                                              Wilmer Cutler Pickering Hale and Dorr
                                                              LLP (counsel to PIM-USA and the Pioneer
                                                              Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood      Trustee and        Trustee since          President and Chief Executive Officer,      None
 (53)**             Executive Vice     June, 2003. Serves     PIM-USA since May 2003 (Director since
                    President          until successor        January 2001); President and Director of
                                       trustee is elected     Pioneer since May 2003; Chairman and
                                       or earlier retirement  Director of Pioneer Investment
                                       or  removal            Management Shareholder Services, Inc.
                                                              ("PIMSS") since May 2003; Executive Vice
                                                              President of all of the Pioneer Funds
                                                              since June 2003; Executive Vice
                                                              President and Chief Operating Officer of
                                                              PIM-USA, November 2000 to May 2003

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age             Positions Held   Length of Service      Principal Occupation                        Other Directorships
and Address           With the Fund    and Term of Office     During Past Five Years                      Held by this Trustee
David R. Bock**       Trustee          Trustee since 2005.    Senior Vice President and Chief             Director of The Enterprise
 (61)                                  Serves until           Financial Officer, I-trax, Inc.             Social Investment
3050 K. Street NW,                     successor trustee      (publicly traded health care services       Company (privately-held
Washington, DC 20007                   is elected or earlier  company) (2001 - present); Managing         affordable housing
                                       retirement or removal. Partner, Federal City Capital Advisors      finance company);
                                                              (boutique merchant bank) (1995 - 2000;      Director of New York
                                                              2002 to 2004); Executive Vice President     Mortgage Trust (publicly
                                                              and Chief Financial Officer, Pedestal       traded mortgage REIT)
                                                              Inc. (internet-based mortgage trading
                                                              company) (2000 - 2002)

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush          Trustee          Trustee since 1997.    President, Bush International               Director of Brady
 (57)                                  Serves until           (international financial advisory firm)     Corporation (industrial
3509 Woodbine Street,                  successor trustee                                                  identification and
Chevy Chase, MD 20815                  is elected or earlier                                              specialty coated
                                       retirement or removal                                              material products
                                                                                                          manufacturer),
                                                                                                          Millennium Chemicals,
                                                                                                          Inc. (commodity
                                                                                                          chemicals), Mortgage
                                                                                                          Guaranty Insurance
                                                                                                          Corporation, and R.J.
                                                                                                          Reynolds Tobacco
                                                                                                          Holdings, Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham  Trustee          Trustee since 1990.    Founding Director, The Winthrop Group,       None
 (58)                                  Serves until           Inc. (consulting firm); Professor of
1001 Sherbrooke                        successor trustee      Management, Faculty of Management,
Street West,                           is elected or earlier  McGill University
Montreal, Quebec,                      retirement or removal
Canada
H3A 1G5
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Name, Age             Positions Held   Length of Service      Principal Occupation                        Other Directorships
and Address           With the Fund    and Term of Office     During Past Five Years                      Held by this Trustee
Marguerite A. Piret   Trustee          Trustee since 1982.    President and Chief Executive Officer,      Director of New America
 (57)                                  Serves until           Newbury, Piret & Company, Inc.              High Income Fund, Inc.
One Boston Place,                      successor trustee      (investment banking firm)                   (closed-end investment
28th Floor,                            is elected or earlier                                              company)
Boston, MA 02108                       retirement or removal
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West       Trustee          Trustee since 1993.    Senior Counsel, Sullivan & Cromwell (law    Director, The Swiss
 (77)                                  Serves until           firm)                                       Helvetia Fund, Inc.
125 Broad Street,                      successor trustee                                                  (closed-end investment
New York, NY 10004                     is elected or earlier                                              company) and
                                       retirement or removal                                              AMVESCAP PLC
                                                                                                          (investment managers)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop         Trustee          Trustee since 1985.    President, John Winthrop & Co., Inc.        None
 (69)                                  Serves until           (private investment firm)
One North Adgers                       successor trustee
Wharf, Charleston,                      is elected or earlier
SC 29401                               retirement or removal
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                         Positions Held   Length of Service      Principal Occupation                        Other Directorships
Name and Age             With the Fund    and Term of Office     During Past Five Years                      Held by this Trustee
Dorothy E. Bourassa      Secretary        Since September,       Secretary of PIM-USA; Senior Vice           None
 (57)                                     2003. Serves           President - Legal of Pioneer; and
                                          at the discretion      Secretary/Clerk of most of PIM-USA's
                                          of the Board           subsidiaries; and Secretary of all of
                                                                 the Pioneer Funds since September 2003
                                                                 (Assistant Secretary from November 2000
                                                                 to September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley    Assistant        Since September,       Assistant Vice President and Senior         None
 (40)                    Secretary        2003. Serves at the    Counsel of Pioneer since July 2002; Vice
                                          discretion of          President and Senior Counsel of BISYS
                                          the Board              Fund Services, Inc. (April 2001 to June
                                                                 2002); Senior Vice President and Deputy
                                                                 General Counsel of Funds Distributor,
                                                                 Inc. (July 2000 to April 2001); and
                                                                 Assistant Secretary of all Pioneer Funds
                                                                 since September 2003
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan          Assistant        Since September,       Partner, Wilmer Cutler Pickering Hale       None
 (48)                    Secretary        2003. Serves at the    and Dorr LLP; Assistant Secretary of all
                                          discretion of          Pioneer Funds since September 2003
                                          the Board
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave             Treasurer        Since November,        Vice President - Fund Accounting,           None
 (60)                                     2000. Serves           Administration and Custody Services of
                                          at the discretion of   Pioneer; and Treasurer of all of the
                                          the Board              Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley          Assistant        Since November,        Deputy Treasurer of Pioneer since 2004;     None
 (45)                    Treasurer        2004. Serves           Treasurer and Senior Vice President, CDC
                                          at the discretion of   IXIS Asset Management Services from 2002
                                          the Board              to 2003; Assistant Treasurer and Vice
                                                                 President, MFS Investment Management
                                                                 from 1997 to 2002; and Assistant
                                                                 Treasurer of all of the Pioneer Funds
                                                                 since
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      Positions Held   Length of Service      Principal Occupation                        Other Directorships
Name and Age          With the Fund    and Term of Office     During Past Five Years                      Held by this Trustee
Luis I. Presutti      Assistant        Since November,        Assistant Vice President - Fund             None
 (40)                 Treasurer        2002. Serves           Accounting, Administration and Custody
                                       at the discretion of   Services of Pioneer; and Assistant
                                       the Board              Treasurer of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan         Assistant        Since May, 2002.       Fund Accounting Manager - Fund              None
 (47)                 Treasurer        Serves at the          Accounting, Administration and Custody
                                       discretion of          Services of Pioneer; and Assistant
                                       the Board              Treasurer of all of the Pioneer Funds
                                                              since May 2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim         Assistant        Since September,       Fund Administration Manager - Fund          None
Sullivan              Treasurer        2003. Serves at the    Accounting, Administration and Custody
 (31)                                  discretion of          Services since June 2003; Assistant Vice
                                       the Board              President - Mutual Fund Operations of
                                                              State Street Corporation from June 2002
                                                              to June 2003 (formerly Deutsche Bank
                                                              Asset Management); Pioneer Fund
                                                              Accounting, Administration and Custody
                                                              Services (Fund Accounting Manager from
                                                              August 1999 to May 2002); and Assistant
                                                              Treasurer of all Pioneer Funds since
                                                              September 2003
------------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin       Chief            Since October, 2004.   Chief Compliance Officer of Pioneer         None
 (38)                 Compliance       Serves at the          (Director of Compliance and Senior
                      Officer          discretion of          Counsel from November 2000 to September
                                       the Board              2004); and Chief Compliance Officer of
                                                              all of the Pioneer Funds since 2004
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


  U.S. Equity                            Pioneer Ibbotson Growth
  Pioneer AmPac Growth Fund(1)             Allocation Fund
  Pioneer Classic Balanced Fund          Pioneer Ibbotson Moderate
  Pioneer Balanced Fund                    Allocation Fund
  Pioneer Cullen Value Fund
  Pioneer Equity Income Fund
  Pioneer Equity Opportunity Fund        International/Global Equity
  Pioneer Focused Equity Fund            Pioneer Emerging Markets Fund
  Pioneer Fund                           Pioneer Europe Select Equity Fund
  Pioneer Growth Opportunities Fund      Pioneer International Core Equity Fund
  Pioneer Growth Shares                  Pioneer International Equity Fund
  Pioneer Mid Cap Growth Fund            Pioneer International Value Fund
  Pioneer Mid Cap Value Fund
  Pioneer Oak Ridge Large Cap
    Growth Fund                          Fixed Income
  Pioneer Oak Ridge Small Cap            Pioneer America Income Trust
    Growth Fund**                        Pioneer Bond Fund
  Pioneer Small and Mid Cap              Pioneer California Tax Free Income Fund
    Growth Fund(2)                       Pioneer Florida Tax Free Income Fund
  Pioneer Growth Leaders Fund(3)         Pioneer Global High Yield Fund
  Pioneer Real Estate Shares             Pioneer Government Income Fund
  Pioneer Research Fund                  Pioneer High Yield Fund
  Pioneer Small Cap Value Fund           Pioneer Municipal Bond Fund
  Pioneer Small Company Fund             Pioneer Short Term Income Fund
  Pioneer Value Fund                     Pioneer Strategic Income Fund
                                         Pioneer Tax Free Income Fund
                                         Pioneer Treasury Reserves Fund
  Asset Allocation
  Pioneer Ibbotson Aggressive
    Allocation Fund                      Money Market
  Pioneer Ibbotson Conservative          Pioneer Cash Reserves Fund*
    Allocation Fund                      Pioneer Tax Free Money Market Fund

(1) Formerly Pioneer Papp America-Pacific Rim Fund
(2) Formerly Pioneer Papp Small and Mid Cap Growth Fund
(3) Formerly Pioneer Papp Stock Fund
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
** Effective May 26, 2005, Pioneer Oak Ridge Small Cap Growth Fund is generally closed to new investors. Purchases in the Fund will be limited to existing investors.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70 1/2 earning income - individuals can contribute up to $4,000 ($4,500 if age 50 or older). Contributions may be tax-deductible depending upon income level and participation in an employer-sponsored plan. Earnings are tax-deferred and must be included in income when received. Withdrawals may be subject to a 10% penalty if taken before age 59 1/2.

Roth IRA*
No age limit. Individual's ability to contribute is determined by modified Adjusted Gross Income (AGI) and filing status. Individuals filing single, earning less than $110,000 and married filing jointly, earning less than $160,000 are able to contribute.

Individuals can contribute up to $4,000 ($4,500 if age 50 or older). Contributions are not tax-deductible, but actual amounts contributed may generally be withdrawn at any time without tax or penalty. Earnings may be tax and penalty free if certain conditions are met.**

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $14,000 per year ($18,000 if age 50 or older). In addition, each year the business may contribute up to 25% of pay for a maximum contribution amount of $42,000 ($46,000 if age 50 or older).

Uni-DB Plan
A full service defined benefit plan for successful professional business owners over age 45 with five or fewer employees. Annual employer contributions are required. The plan allows for the maximum deductible contribution. No specific contribution limits, but payments beginning at retirement age are limited to 100% of pay up to $170,000 and are determined by an actuary.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $14,000 ($18,000 if age 50 or older) per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.


Most retirement plan withdrawals must meet specific conditions to avoid penalties. Employer sponsored plans withdrawals are restricted to certain events, such as termination, death or disability.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SIMPLE IRA Plan*
Designed for employers with 100 or fewer eligible employees. Employees can defer up to $10,000 ($12,000 if age 50 or older). Employer makes additional required contributions.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction. Individuals can generally defer up to $14,000 per year ($18,000 if age 50 or older).

SEP-IRA
Lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

 * Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. Refer to IRS Publication 590 for additional information or call our Retirement Plans Information line at 1-800-622-0176.

** Qualified distributions may be withdrawn after 5 years and one of the following: attainment of age 591/2, disability or death.

Withdrawals of earnings or other taxable amounts are subject to income tax and, if made prior to age 591/2, may be subject to an additional 10% federal tax penalty.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-6292 or visit www.pioneerfunds.com.

Most retirement plan withdrawals must meet specific conditions to avoid penalties. Employer sponsored plans withdrawals are restricted to certain events, such as termination, death or disability.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine and non-routine filings of its Form N-1A, totaled approximately $24,495 in 2005 and approximately $26,300 in 2004.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended September 30, 2005 and 2004.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $6,800 in 2005 and $6,000 in 2004


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended September 30, 2005 and 2004.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended September 30, 2005 and 2004, there were no services provided to an affiliate that required the Funds audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $6,800 in 2005 and $6,000 in 2004. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates
(as defined) that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of
Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.



ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  November 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2005

* Print the name and title of each signing officer under his or her signature.